3. INVESTMENT SECURITIES: Schedule of Investment Securities, Fair Value and Unrealized Losses (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Investment Securities, Fair Value and Unrealized Losses

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 920,927	$ (1,022)	$ -	$ -	$ 920,927	$ (1,022)

Schedule of Investment Securities, Fair Value and Unrealized Losses

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 1,206,656	$ (18,941)	$ 986,642	$ (5,151)	$ 2,193,298	$ (24,092)